Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Revenue guarantee description			These arrangements generally guarantee the publisher a monthly amount of income for a period of 12 to 24 months from inception of the publisher contract that is the greater of (a) a fixed monthly minimum, or (b) the calculated earned revenue share.		These arrangements generally guarantee the publisher a monthly amount of income for a period of 12 to 24 months from inception of the publisher contract that is the greater of (a) a fixed monthly minimum, or (b) the calculated earned revenue share.
Revenue	$ 34,746,512	$ 23,090,940	$ 68,361,993	$ 53,503,793	$ 128,032,397	$ 53,343,310
Percentage of interest computed based on balance outstanding for liquidating damages					1.00%
Publisher Partner Guarantees [Member]
Loss Contingencies [Line Items]
Revenue	$ 1,803,597	$ 2,628,477	$ 3,566,954	$ 5,002,564	$ 9,391,135	$ 7,111,248